Related Party Transactions and Balances (Tables)	12 Months Ended
Jun. 30, 2025
Related Party Transactions And Balances
Schedule of transactions with related parties

The following table summarizes costs incurred or recovered from related parties during the year ended June 30:

	Nature of Relationship	Nature of Transactions	2025	2024
Light Voltaic Corporation	Controlled by a director	Consulting services	$717	$414
The Phoenix Trendz Inc.	Controlled by KMP	Consulting services	$287	$188
Art Vancouver	Controlled by a director	Consulting services	$389	$-

Schedule of outstanding balances with related parties

Outstanding balances with related parties are summarized as follows:

	June 30, 2025		June 30, 2024
	Receivable/ (Payable)	Balance Sheet Presentation	Receivable/ (Payable)	Balance Sheet Presentation
Light Voltaic Corporation	$(144)	Trade and other payables	$(8)	Trade and other payables
Wear Wolfin Design	(52)	Other long-term liabilities	-	Not applicable
Berkley Renewables Inc.	(809)	Other long-term liabilities	-	Not applicable
WestKam Gold Corp.	55	Trade and other receivables	-	Not applicable
Total	$(950)		$(8)

Schedule of remuneration of directors and other members of key management personnel

The remuneration of directors and other members of key management personnel, for the year ended June 30, 2025 and 2024 were as follows:

	June 30, 2025	June 30, 2024
Salaries and employee benefits	$2,280	$1,516
Share-based compensation	$144	$487